STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Apr. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	0	0
Unrecognized compensation cost	$ 443,251	$ 443,251
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, remaining term		27 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense		$ 105,478
Unrecognized compensation cost	$ 281,330	$ 281,330
Aclarion Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Authorized	2,393,076	2,393,076	2,000,000